UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21227

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Bond Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 166.2%

Security	Principal Amount (000’s omitted)	Value
Education — 24.6%
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	$390	$420,416
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	95	106,720
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	135	152,739
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	360	407,452
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	185	208,384
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	270	298,976
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	610	661,807
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/26	670	740,310
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 4.25%, 11/1/34	1,100	1,123,188
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	465,221
Pennsylvania State University, 5.00%, 9/1/42(1)	3,750	4,343,475
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	811,987
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	281,850

		$10,022,525

Escrowed/Prerefunded — 18.2%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,147,891
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	555	588,500
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), Prerefunded to 5/1/21, 5.50%, 11/1/31	1,500	1,647,945
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	925	973,516
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	175	189,721
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	135	146,356
Pennsylvania Turnpike Commission, Prerefunded to 12/1/21, 5.25%, 12/1/31	1,000	1,111,880
Philadelphia, Water and Wastewater Revenue, Prerefunded to 1/1/19, 5.25%, 1/1/32	715	728,478
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	267,990
Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	575	611,030

		$7,413,307

General Obligations — 46.5%
Allegheny County, 5.00%, 11/1/43(2)	$2,145	$2,452,293
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,100	1,387,375

Security	Principal Amount (000’s omitted)	Value
Pennsylvania, 4.00%, 4/1/29(1)	$3,000	$3,106,080
Pennsylvania, 5.00%, 3/1/32(1)	2,750	3,156,010
Peters Township School District, 5.00%, 9/1/40	3,245	3,739,019
State College Area School District, 5.00%, 5/15/44	30	34,812
State College Area School District, 5.00%, 5/15/44(1)	3,650	4,235,496
West York Area School District, 5.00%, 4/1/33	750	824,198

		$18,935,283

Hospital — 12.9%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$195	$204,965
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,060,010
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	547,365
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	266,163
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	1,600	1,656,864
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	712,030
Philadelphia Hospitals and Higher Education Facilities Authority, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	750	812,122

		$5,259,519

Housing — 1.7%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$185,201
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	507,195

		$692,396

Insured – Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$498,119
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	760,298

		$1,258,417

Insured – Escrowed/Prerefunded — 5.9%
Bucks County Water and Sewer Authority, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/35	$500	$538,565
Centennial School District, (AGM), Prerefunded to 12/15/18, 5.25%, 12/15/37	660	671,352
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	180	148,095
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/37	500	505,835
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	87,498
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	87,498
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	339,699

		$2,378,542

Insured – General Obligations — 13.6%
Erie School District, (AMBAC), 0.00%, 9/1/30	$1,000	$603,940
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	821,992

Security	Principal Amount (000’s omitted)	Value
Luzerne County, (AGM), 5.00%, 11/15/29	$250	$280,535
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,334,606
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,469,208

		$5,510,281

Insured – Hospital — 0.7%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$298,890

		$298,890

Insured – Industrial Development Revenue — 2.6%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,037,410

		$1,037,410

Insured – Lease Revenue/Certificates of Participation — 1.3%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$513,145

		$513,145

Insured – Special Tax Revenue — 0.7%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,295	$296,102

		$296,102

Insured – Transportation — 5.8%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$2,100	$2,344,167

		$2,344,167

Insured – Water and Sewer — 3.4%
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	$1,920	$1,390,867

		$1,390,867

Special Tax Revenue — 15.0%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,643,790
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,447,950

		$6,091,740

Transportation — 8.9%
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/47(1)	$1,450	$1,642,893
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	465	485,088
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	761,208
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	190	205,280
Philadelphia, Airport Revenue, 5.25%, 6/15/27	500	532,805

		$3,627,274

Water and Sewer — 1.3%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$530,170

		$530,170

Value
Total Tax-Exempt Investments — 166.2% (identified cost $65,142,275)	$67,600,035

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (20.0)%	$(8,126,385)

Other Assets, Less Liabilities — (46.2)%	$(18,787,310)

Net Assets Applicable to Common Shares — 100.0%	$40,686,340

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 22.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 6.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$67,600,035	$—	$67,600,035
Total Investments	$—	$67,600,035	$—	$67,600,035

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

In July 2018, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance Municipal Bond Fund (Municipal Bond Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for common shares of Municipal Bond Fund. The proposed reorganization is subject to approval by the shareholders of the Fund.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018